American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

EMERGING MARKETS FUND * GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND * LIFE SCIENCES FUND * TECHNOLOGY FUND
(INVESTOR CLASS/INSTITUTIONAL CLASS/ADVISOR CLASS/C CLASS/R CLASS)

Supplement dated August 9, 2005 * Prospectuses dated March 31, 2005 and July 29,
2005

DELETE THE SECOND PARAGRAPH (RAYMOND KONG) UNDER THE HEADING TITLED, Emerging
Markets, ON PAGE 23 OF THE INVESTOR/INSTITUTIONAL CLASS PROSPECTUS AND PAGE 21
OF THE ADVISOR/C/R CLASS PROSPECTUS.

DELETE THE SECOND PARAGRAPH (TREVOR GURWICH) UNDER THE HEADING TITLED, Global
Growth, ON PAGE 23 OF THE INVESTOR/INSTITUTIONAL CLASS PROSPECTUS AND PAGE 21 OF
THE ADVISOR/C/R CLASS PROSPECTUS.

THE FOLLOWING PARAGRAPH IS INSERTED AS THE SECOND PARAGRAPH UNDER THE HEADING
TITLED, International Opportunities, ON PAGE 24 OF THE INVESTOR/INSTITUTIONAL
CLASS PROSPECTUS:

   TREVOR GURWICH

   Mr. Gurwich, Vice President and Portfolio Manager, rejoined the team that manages International Opportunities in August 2005. He previously was a member of the team from June 2001 until January 2004. He joined American
   Century in July 1998 and became a portfolio manager in March 2001. He has a bachelor's degree in international relations from the University of
   Pennsylvania, a bachelor's degree in economics from Wharton School of
   Business and an MBA in finance and investment management from Columbia
   University.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-45242 0508

American Century World Mutual Funds, Inc.
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EMERGING MARKETS FUND * GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND * INTERNATIONAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND * INTERNATIONAL STOCK FUND
LIFE SCIENCES FUND * TECHNOLOGY FUND

Supplement dated August 9, 2005 * Statement of Additional Information dated July 29, 2005

THE FOLLOWING REPLACES THE TABLE TITLED, Other Accounts Managed (As of November
30, 2004), UNDER THE SECTION TITLED, Portfolio Managers, ON PAGES 42-43:

(OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)

                                      REGISTERED
                                      INVESTMENT
                                      COMPANIES
                                      (E.G., OTHER
                                      AMERICAN       OTHER POOLED       OTHER ACCOUNTS
                                      CENTURY        INVESTMENT         (E.G., SEPARATE
                                      FUNDS AND      VEHICLES (E.G.,    ACCOUNTS AND
                                      AMERICAN       COMMINGLED         CORPORATE ACCOUNTS,
                                      CENTURY -      TRUSTS AND         INCLUDING INCUBATION
                                      SUBADVISED     529 EDUCATION      STRATEGIES AND
                                      FUNDS)         SAVINGS PLANS)     CORPORATE MONEY)
-----------------------------------------------------------------------------------------------
EMERGING MARKETS
-----------------------------------------------------------------------------------------------
Michael Donnelly   Number of Other    2                 0                  0
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    $2,605,905,558    N/A                N/A
                   Accounts Managed
-----------------------------------------------------------------------------------------------
GLOBAL GROWTH
-----------------------------------------------------------------------------------------------
Matthew Hudson     Number of Other    0                 0                  1
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    N/A               N/A                $1,123,011
                   Accounts Managed
-----------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
-----------------------------------------------------------------------------------------------
Mark Kopinski      Number of Other    0                 0                  3
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    N/A               N/A                $181,765,621
                   Accounts Managed
-----------------------------------------------------------------------------------------------
Brian Brady        Number of Other    0                 0                  3
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    N/A               N/A                $181,765,621
                   Accounts Managed
-----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------
Michael Perelstein Number of Other    9                 1                  1
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    $5,200,088,592    $58,342,817        $166,976,548
                   Accounts Managed
-----------------------------------------------------------------------------------------------
Keith Creveling    Number of Other    9                 1                  1
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    $5,200,088,592    $58,342,817        $166,976,548
                   Accounts Managed
-----------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
-----------------------------------------------------------------------------------------------
Federico Laffan    Number of Other    1                 0                  3
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    $141,980,236      N/A                $124,576,958
                   Accounts Managed
-----------------------------------------------------------------------------------------------
Trevor Gurwich(1)  Number of Other    1                 0                  2
                   Accounts Managed
                   ----------------------------------------------------------------------------
                   Assets in Other    $182,991,061      N/A                $120,643,662
                   Accounts Managed
-----------------------------------------------------------------------------------------------

(1)  MR. GURWICH JOINED THE INTERNATIONAL OPPORTUNITIES TEAM ON AUGUST 1,
     2005. INFORMATION IS PROVIDED AS OF THAT DATE.

                                                                  (CONTINUED ON NEXT PAGE)

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)

                                        REGISTERED
                                        INVESTMENT
                                        COMPANIES
                                        (E.G., OTHER
                                        AMERICAN      OTHER POOLED     OTHER ACCOUNTS
                                        CENTURY       INVESTMENT       (E.G., SEPARATE
                                        FUNDS AND     VEHICLES (E.G.,  ACCOUNTS AND
                                        AMERICAN      COMMINGLED       CORPORATE ACCOUNTS,
                                        CENTURY -     TRUSTS AND       INCLUDING INCUBATION
                                        SUBADVISED    529 EDUCATION    STRATEGIES AND
                                        FUNDS)        SAVINGS PLANS)   CORPORATE MONEY)
--------------------------------------------------------------------------------------------
INTERNATIONAL STOCK(1)
--------------------------------------------------------------------------------------------
Michael Perelstein  Number of Other     10               1                1
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     $8,186,185,056   $58,342,817      $166,976,548
                    Accounts Managed
--------------------------------------------------------------------------------------------
Keith Creveling     Number of Other     10               1                1
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     $8,186,185,056   $58,342,817      $166,976,548
                    Accounts Managed
--------------------------------------------------------------------------------------------
LIFE SCIENCES
--------------------------------------------------------------------------------------------
Arnold Douville     Number of Other     0                0                0
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     N/A              N/A              N/A
                    Accounts Managed
--------------------------------------------------------------------------------------------
Christy Turner      Number of Other     0                0                0
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     N/A              N/A              N/A
                    Accounts Managed
--------------------------------------------------------------------------------------------
TECHNOLOGY
--------------------------------------------------------------------------------------------
Tom Telford         Number of Other     0                0                0
                    Accounts Managed
                    ------------------------------------------------------------------------
                    Assets in Other     N/A              N/A              N/A
                    Accounts Managed
--------------------------------------------------------------------------------------------

(1)   THE FUND'S INCEPTION DATE IS MARCH 31, 2005. THE INFORMATION IS
      PRESENTED AS IF THE FUND HAD BEEN IN OPERATION AS OF NOVEMBER 30, 2004.

THE FOLLOWING REPLACES THE TABLE TITLED, Ownership of Securities, UNDER THE
SECTION TITLED, Portfolio Managers, ON PAGE 46:

OWNERSHIP OF SECURITIES
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Emerging Markets
         Michael Donnelly          C
--------------------------------------------------------------------------------
Global Growth
         Matthew Hudson            E
--------------------------------------------------------------------------------
International Discovery(1)
         Mark Kopinski             F
--------------------------------------------------------------------------------
         Brian Brady               D
--------------------------------------------------------------------------------
International Opportunities(2)
         Federico Laffan           A
--------------------------------------------------------------------------------
         Trevor Gurwich(3)         C
--------------------------------------------------------------------------------
International Growth
         Michael Perelstein        C
--------------------------------------------------------------------------------
         Keith Creveling           C
--------------------------------------------------------------------------------
Life Sciences
         Arnold Douville           C
--------------------------------------------------------------------------------
         Christy Turner            C
--------------------------------------------------------------------------------
Technology
         Tom Telford               E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW
     INVESTORS.

(2)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO OTHER
     INVESTMENTS.

(3)  MR. GURWICH JOINED THE INTERNATIONAL OPPORTUNITIES TEAM ON AUGUST 1,
     2005. INFORMATION IS PROVIDED AS OF THAT DATE.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-45243 0508